Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred tax assets, Allowance for doubtful accounts	$ 3,640,083	$ 1,670,652
Deferred tax assets, Loss carry-forwards	3,714,825	2,326,787
Deferred tax assets, Fixed assets	80,456	22,635
Deferred tax assets, Inventory valuation	369,064	332,760
Deferred tax assets, Long-term investments	5,736	5,381
Deferred tax assets, Intangible assets
Deferred tax assets, Gross	7,810,164	4,358,215
Deferred tax assets, Valuation allowance	(7,685,910)	(4,240,585)
Total deferred tax assets	124,254	117,630
Deferred tax liabilities, Allowance for doubtful accounts
Deferred tax liabilities, Loss carry-forwards
Deferred tax liabilities, Fixed assets	(258,451)	(243,517)
Deferred tax liabilities, Inventory valuation
Deferred tax liabilities, Salary payable
Deferred tax liabilities, Long-term investments
Deferred tax liabilities, Intangible assets	134,197	125,887
Deferred tax liabilities, Gross (liabilities)	(124,254)	(117,630)
Deferred tax liabilities, Valuation allowance
Total deferred tax (liabilities)	$ (124,254)	$ (117,630)